Share-Based Payments - Summary of Number of Options Outstanding (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about options outstanding [line items]
Options outstanding at the end of December	141.8
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	141.3	135.2	131.3
Options issued during the year	24.6	19.9	20.4
Options exercised during the year	(7.8)	(10.0)	(13.5)
Options forfeited during the year	(16.3)	(3.8)	(2.9)
Options outstanding at the end of December	141.8	141.3	135.2
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	92.6	93.0	64.9
Options issued during the year	13.8	5.2	35.0
Options exercised during the year	(10.7)	(1.7)	(3.0)
Options forfeited during the year	(7.0)	(4.0)	(3.9)
Options outstanding at the end of December	88.7	92.6	93.0